Share-Based Compensation - Summary of Group's option activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Weighted average remaining contractual term
Fair value of vested options	$ 322,191	¥ 2,243,028		¥ 45,979		¥ 13,525
Unrecognized share-based compensation expense relating to unvested options	$ 1,435,609							¥ 9,994,423
Weighted-average period for recognition of share-based compensation expense relating to unvested options	4 years 9 months 29 days	4 years 9 months 29 days
2015 Plan and the 2018 Plan
Number of share options
Outstanding at beginning of the year (in shares) | shares	629,592,860	629,592,860	272,442,860	272,442,860	203,733,060	203,733,060
Granted (in shares) | shares	76,665,380	76,665,380	359,390,000	359,390,000	78,560,000	78,560,000
Forfeited (in shares) | shares	(7,937,140)	(7,937,140)	(2,240,000)	(2,240,000)	(9,850,200)	(9,850,200)
Outstanding at end of the year (in shares) | shares	698,321,100	698,321,100	629,592,860	629,592,860	272,442,860	272,442,860	203,733,060
Vested and expected to vest at end of the year (in shares) | shares	698,321,100							698,321,100
Exercisable at end of the year (in shares) | shares	298,464,265							298,464,265
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.0065		$ 0.0065		$ 0.0065
Granted (in dollars per share)	0.0065		0.0065		0.0065
Forfeited (in dollars per share)	0.0065		0.0065		0.0065
Outstanding at end of the year (in dollars per share)	0.0065		0.0065		0.0065		$ 0.0065
Vested and expected to vest at end of the year (in dollars per share)	0.0065
Exercisable at end of the year (in dollars per share)	0.0065
Weighted average grant date fair value
Outstanding at beginning of the year	2.0931		0.0706		0.0301
Granted	7.7632		3.6289		0.1736
Forfeited	5.7059		2.5006		0.0544
Outstanding at end of the year	2.6745		$ 2.0931		$ 0.0706		$ 0.0301
Vested and expected to vest at end of the year	2.6745
Exercisable at end of the year	$ 1.1083
Aggregate intrinsic value
Outstanding at beginning of the year (in dollars) | $	$ 3,527,924		$ 144,258		$ 10,390
Outstanding at end of the year (in dollars) | $	(6,598,087)		$ 3,527,924		$ 144,258		$ 10,390
Vested and expected to vest at end of the year (in dollars) | $	6,598,087
Exercisable at end of the year (in dollars) | $	$ 2,820,040
Weighted average remaining contractual term
Outstanding (in years)	7 years 9 months 29 days	7 years 9 months 29 days	8 years 7 months 20 days	8 years 7 months 20 days	8 years 6 months 25 days	8 years 6 months 25 days	9 years 3 months
Vested and expected to vest at end of the year (in years)	7 years 9 months 29 days	7 years 9 months 29 days
Exercisable at end of the year (in years)	7 years 3 days	7 years 3 days